Share - Based Compensation (Details 3) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2011
Performance shares [Member]
Summary of the performance shares and restricted stock activity
Beginning Balance, Shares	156
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 20.67
Granted, shares	66
Granted, Weighted-Average Grant-Date Fair Value	$ 29.27
Vested, Shares	0
Vested, Weighted-Average Grant- Date Fair Value	$ 0.00
Ending Balance, Shares	222
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 23.23
Restricted stock and RSUs [Member]
Summary of the performance shares and restricted stock activity
Beginning Balance, Shares	104
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 21.41
Granted, shares	85
Granted, Weighted-Average Grant-Date Fair Value	$ 30.31
Vested, Shares	(27)
Vested, Weighted-Average Grant- Date Fair Value	$ 22.13
Ending Balance, Shares	162
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 25.97